Events After The Reporting Period	12 Months Ended
Jul. 31, 2021
Events After The Reporting Period
Note 12 - Events After The Reporting Period
13.	EVENTS AFTER THE REPORTING PERIOD

a)

On November 5, 2021, the Company entered into a mineral claims purchase agreement with United Mineral Services Ltd. to acquire 100% interest in the Jake mineral property consisting of four staked claims (the “Jake Property”) and obtained an additional option to purchase 100% of five adjacent claims owned by an arm’s length third party. The Jake Property is located approximately 162 km north of Smithers, British Columbia.

The total cash consideration the Company required to pay the vendor is $200,000 according to the following schedule: $50,000 immediately on the date of receipt of TSX Venture Exchange conditional approval of this transaction (“TSX-V Approval Date); $50,000 on or before the date that is six months after the TSX-V Approval Date; $50,000 on or before the date that is twelve months after the TSX-V Approval Date and $50,000 on or before the date that is eighteen months after the TSX-V Approval Date. The Company will also be required to make payments of $125,000 over two years to the third party in connection with the additional option.

b)

On November 2, 2021 the Company entered into a binding agreement with Torr Resources Corp. whereby Torr is purchasing historical project data from the Company for $150,000. The transaction is to close on December 15, 2021.

c)	On October 18, 2021, the Company issued 1,909,092 flow-through common shares on the exercise of the warrants at an exercise price of $0.05 for gross proceeds of $95,455.